SCHEDULE OF DIVIDENDS DECLARED, DISTRIBUTED, AND ACCRUED (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Dividend Notes Payable
Accrued interest on dividends payable	$ 394,959	$ 274,242
Dividends payable	$ 4,023,923	$ 4,023,923